QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
QUARTERLY FINANCIAL DATA (UNAUDITED)
We provide quarterly financial information for Sempra Energy Consolidated, SDG&E and SoCalGas below:

SEMPRA ENERGY
(In millions, except per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2016(1):
Revenues	$2,622	$2,156	$2,535	$2,870
Expenses and other income	$2,167	$2,268	$1,553	$2,365

Net income	$364	$27	$719	$409
Earnings attributable to Sempra Energy	$353	$16	$622	$379

Basic per-share amounts(2):
Net income	$1.46	$0.11	$2.87	$1.63
Earnings attributable to Sempra Energy	$1.41	$0.06	$2.48	$1.51
Weighted-average common shares outstanding	249.7	250.1	250.4	250.6

Diluted per-share amounts(2):
Net income	$1.45	$0.11	$2.85	$1.62
Earnings attributable to Sempra Energy	$1.40	$0.06	$2.46	$1.51
Weighted-average common shares outstanding	251.5	252.0	252.4	251.6
2015:
Revenues	$2,682	$2,367	$2,481	$2,701
Expenses and other income	$2,076	$1,971	$2,211	$2,269

Net income	$458	$320	$282	$388
Earnings attributable to Sempra Energy	$437	$295	$248	$369

Basic per-share amounts(2):
Net income	$1.85	$1.29	$1.14	$1.56
Earnings attributable to Sempra Energy	$1.76	$1.19	$1.00	$1.48
Weighted-average common shares outstanding	247.7	248.1	248.4	248.7

Diluted per-share amounts(2):
Net income	$1.83	$1.27	$1.12	$1.54
Earnings attributable to Sempra Energy	$1.74	$1.17	$0.99	$1.47
Weighted-average common shares outstanding	251.2	251.5	251.0	251.5

(1)	Reflects the prospective adoption of ASU 2016-09 effective January 1, 2016, as we discuss in Note 2.

(2)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

In September 2016, Sempra Mexico recorded a $617 million noncash gain ($432 million after-tax; $350 million after-tax and noncontrolling interests) associated with the remeasurement of its equity interest in GdC, which we discuss in Note 3.
In September 2016, Sempra Mexico recognized an impairment charge of $131 million ($111 million after-tax; $90 million after-tax and noncontrolling interests) related to assets held for sale at TdM, which we discuss in Notes 3 and 10.
In May 2016, Sempra LNG & Midstream recorded a pretax charge of $206 million ($123 million after-tax) related to permanently released pipeline capacity with Rockies Express and others, which we discuss in Note 15.
In March 2016, Sempra LNG & Midstream recognized an impairment charge of $44 million ($27 million after-tax) on its investment in Rockies Express, which we discuss in Notes 3 and 10.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2016(1):
Operating revenues	$991	$992	$1,209	$1,061
Operating expenses	755	822	886	800
Operating income	$236	$170	$323	$261

Net income	$137	$87	$194	$147
(Earnings) losses attributable to noncontrolling interest	(1)	13	(11)	4
Earnings attributable to common shares	$136	$100	$183	$151
2015:
Operating revenues	$966	$972	$1,230	$1,051
Operating expenses	684	745	930	802
Operating income	$282	$227	$300	$249

Net income	$151	$130	$182	$143
(Earnings) losses attributable to noncontrolling interest	(4)	(4)	(12)	1
Earnings attributable to common shares	$147	$126	$170	$144

(1)	Reflects the prospective adoption of ASU 2016-09 effective January 1, 2016, as we discuss in Note 2.

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2016(1):
Operating revenues	$1,033	$617	$686	$1,135
Operating expenses	739	628	648	899
Operating income (loss)	$294	$(11)	$38	$236

Net income	$199	$—	$—	$151
Dividends on preferred stock	—	(1)	—	—
Earnings (losses) attributable to common shares	$199	$(1)	$—	$151
2015:
Operating revenues	$1,048	$780	$620	$1,041
Operating expenses	728	686	633	834
Operating income (loss)	$320	$94	$(13)	$207

Net income (loss)	$214	$71	$(8)	$143
Dividends on preferred stock	—	(1)	—	—
Earnings (losses) attributable to common shares	$214	$70	$(8)	$143

(1)	Reflects the prospective adoption of ASU 2016-09 effective January 1, 2016, as we discuss in Note 2.

SoCalGas recognizes annual authorized revenue for core natural gas customers using seasonal factors established in the Triennial Cost Allocation Proceeding. Accordingly, substantially all of SoCalGas’ annual earnings are recognized in the first and fourth quarters each year.